Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Commitments and Contingencies
Note 22	Commitments and contingencies

The Company is subject to legal actions, administrative proceedings and claims which have arisen in the ordinary course of its business. The Company believes the resolution of these matters is not likely to have a material and adverse effect on the results of operations or the financial position of the Company. Legal costs incurred and penalties or interest charged in connection with contingencies are expensed as incurred.

Note 22	Commitments and contingencies

The Company is subject to legal actions, administrative proceedings and claims which have arisen in the ordinary course of its business. The Company believes the resolution of these matters is not likely to have a material and adverse effect on the results of operations or the financial position of the Company. Legal costs incurred and penalties or interest charged in connection with contingencies are expensed as incurred.